Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2020
Prospectus Date	rr_ProspectusDate	Dec. 16, 2020
Persimmon Long/Short Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Persimmon Long/Short Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 02, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 326% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	326.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its investment objective, the Adviser utilizes three strategies:

(i) selecting individual equity securities,

(ii) hedging that seeks to mitigate the downside risk of equities during unfavorable markets, and

(iii) seeking to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains.

Equity Instruments

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets in U.S. exchange listed common stock, preferred stock and depositary receipts (“Equity Instruments”). The Fund may invest in or have exposure to domestic and foreign companies of any market capitalization or sector. The Adviser primarily selects long equity positions from companies in the S&P 500 index.

Hedging

When the Adviser believes unfavorable market conditions warrant, the Adviser uses its dynamic hedging strategy model to seek to reduce the downside risks associated with the Fund’s exposure to Equity Instruments during adverse market conditions. Exposure to the hedging strategy is gained through selling short exchange-traded equity index futures contracts.

The Fund expects to have net long exposure to equity markets. The Adviser uses the hedge strategy as an overlay to manage the Fund’s net exposure. The Adviser expects that the Fund’s exposure to equities will range from 40% to 100% net long.

Tax Management

The Adviser seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gain by minimizing the net gains available for distribution. As part of its tax aware strategy, the Adviser seeks to sell any security that has breached a predetermined loss level. Thus, it seeks to accumulate capital losses to partially offset any realized capital gains. This strategy, commonly known as tax-loss harvesting, is combined with the equity portfolio with the objective of creating favorable after-tax returns. However, the Fund’s portfolio may not contain any securities in a loss position. The Adviser may use an exchange-traded fund (“ETF”) as a temporary substitute for an individual Equity Instrument or group of Equity Instruments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets in U.S. exchange listed common stock, preferred stock and depositary receipts (“Equity Instruments”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund or underlying funds that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Investment Risk: Foreign investing (including through American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes different or greater risks than those associated with foreign developed countries.

• Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

• Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Large Cap Stock Risk: To the extent the Fund invests in large capitalization stocks, the Fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

• Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Model Risk: Like all analysis, the Adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the Adviser’s algorithmic model. No assurance can be given that the fund will be successful under all or any market conditions.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Short Position Risk: The Fund will incur a, potentially unlimited, loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.

• Small and Medium Capitalization Risk: The value of small or medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Tax Aware Investing Risk: The Adviser’s tax aware strategies may reduce shareholder taxable distributions, but will not likely eliminate taxes. These strategies may require trade-offs that reduce pretax income. Managing the Fund to maximize after-tax returns may also potentially have a negative effect on the Fund’s performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

• Underlying Funds Risk: Investment companies, including ETFs and mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in investment companies and also may be higher than other mutual funds that invest directly in securities. Investment companies are subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.persimmonfunds.com or by calling 1-855-233-8300.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-233-8300
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.persimmonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3/31/2017	4.54%
Worst Quarter:	12/31/2018	-9.13%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.13%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PERSIMMON LONG/SHORT FUND

Class I - LSEIX

(a series of Northern Lights Fund Trust III)

Supplement dated December 16, 2020 to the Prospectus dated February 3, 2020

Effective January 1, 2021, the Persimmon Long/Short Fund’s (the “Fund”) adviser, Persimmon Capital Management, LP, has agreed to reduce the Fund’s management fee from 1.75% to 1.25% of the Fund’s average daily net assets and lower the expense limitation applicable to Class I shares from 2.49% to 1.99% of the Fund’s average daily net assets.

Accordingly, the following sections of the Fund’s prospectus have been supplemented or restated, as shown below.

The following replaces the “Fees and Expenses of the Fund” portion of the “Fund Summary” section of the Prospectus.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	None
Expense Recapture (1)	0.13%
Total Other Expenses	0.69%
Short Selling Dividend and Interest Expense	0.08%
Remaining Other Expenses	0.61%
Acquired Fund Fees and Expenses (2)	0.06%
Total Annual Fund Operating Expenses	2.13%

(1)	The Fund’s adviser, Persimmon Capital Management, LP (the “Adviser”) has contractually agreed to waive its management fee and to make payments to limit Fund expenses, until February 2, 2021, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense or securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 1.99% of average daily net assets attributable to Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limits then in place or in place at time of waiver. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Adviser.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$216	$640	$1,090	$2,338

In addition, the “Investment Adviser” subsection of the section entitled “Management” on page 9 of the Prospectus is replaced with the following:

Investment Adviser: Persimmon Capital Management, LP, 1777 Sentry Parkway West, VEVA 14, Suite 102, Blue Bell, PA 19422, serves as investment adviser to the Fund. Subject to the oversight of the Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser was established in 1998 for the purpose of advising individuals and institutions. As of September 30, 2019, the Adviser had approximately $245 million in assets under management.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal of 1.25% of the Fund’s average daily net assets. From the Fund’s commencement date until May 7, 2014, the Adviser received an annual fee equal to 2.50%. From May 7, 2014 through January 31, 2019, the Adviser received an annual fee equal to 1.99%. From January 31, 2019 through December 31, 2020 the Adviser received an annual fee equal to 1.75%. The Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, until February 2, 2021 so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 1.99% of average daily net assets attributable to Class I shares. From the Fund’s inception through May 25, 2016, the expense limitation was at 3.99% for Class I shares. From May 25, 2016 through January 31, 2019, the expense limitation was at 2.75% for Class I shares. From January 21, 2019 through December 31, 2020, the expense limitation was at 2.49%. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recapture. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

During the year ended September 30, 2019, the Fund paid 1.88% of its average daily net assets to the Adviser after fee waivers. A discussion regarding the basis for the Board of Trustees’ renewal of the advisory agreement is available in the Fund’s semi-annual report to shareholders dated March 31, 2019.

************

You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, dated February 3, 2020, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-233-8300.

Please retain this Supplement for future reference.

Persimmon Long/Short Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.73%	[1]
Persimmon Long/Short Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LSEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.63%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.63%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	900
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,534
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,240
Annual Return 2013	rr_AnnualReturn2013	10.40%
Annual Return 2014	rr_AnnualReturn2014	1.80%
Annual Return 2015	rr_AnnualReturn2015	2.67%
Annual Return 2016	rr_AnnualReturn2016	(4.79%)
Annual Return 2017	rr_AnnualReturn2017	13.40%
Annual Return 2018	rr_AnnualReturn2018	(6.10%)
Annual Return 2019	rr_AnnualReturn2019	5.27%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	5.27%
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Persimmon Long/Short Fund | Class I Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	1.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Persimmon Long/Short Fund | Class I Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.34%
5 Years	rr_AverageAnnualReturnYear05	1.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%

[1]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.
[2]	The Fund's adviser, Persimmon Capital Management LP, (the "Adviser") has contractually agreed to waive management fees and to make payments to limit Fund expenses, at least until February 2, 2021, so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 2.49% of average daily net assets attributable to Class I shares. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recapture. This agreement may be terminated only by the Board of Trustees on 60 days' written notice to the Adviser.
[3]	Expense information has been restated to reflect current fees.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.